Risks and Concentration (Tables)	6 Months Ended
Jun. 30, 2022
Risks and Uncertainties [Abstract]
Schedule of accounts receivable
	As of December 31, 2021	As of June 30, 2022
Receivables from Franchisee A	21%	20%
Receivables from Franchisee B	18%	17%
Receivables from Franchisee C	15%	17%
Receivables from Franchisee D	12%	8%